4. Accounting policies	12 Months Ended
Dec. 31, 2017
Accounting Policies
Accounting policies

The accounting policies adopted for these financial statements are consistent with those used in the preparation of the financial statements for the last financial year, which ended on December 31, 2016, except for those mentioned below.

There are no new IFRS or IFRIC applicable as from this annual period that have a material impact on the Company’s financial statements.

The Company applies the following standards that are effective for fiscal year 2017, which were not adopted in advance:

IAS 7 "Statement of cash flows": In February 2016, the IASB published an amendment pursuant to which an entity is required to disclose information that will enable users of financial statements to understand changes in liabilities arising from financing activities. This includes changes arising from cash flows, such as drawdowns and repayments of borrowings; and non-cash changes, such as acquisitions, disposals and unrealized exchange differences. The amendment is effective for annual periods beginning on or after January 1, 2017.

IAS 12 “Income taxes”: In February 2016, the IASB published amendments to clarify the requirements for recognizing deferred tax assets on unrealized losses. The amendments clarify the accounting for deferred tax where an asset is measured at fair value and that fair value is below the asset’s tax base. They also clarify certain other aspects of accounting for deferred tax assets. The amendments are effective from January 1, 2017.

The Company estimates that the amendments will have no impact on the Company’s results of operations or its financial position, they will only imply new disclosures.

Note	4.1 | New accounting standards, amendments and interpretations issued by the IASB

IFRS 9 “Financial Instruments”: As amended in July 2014, the version includes in one single place all the phases of the IASB’s project to replace IAS 39 “Financial instruments: recognition and measurement”. Those phases cover the classification and measurement of instruments, impairment and hedge accounting. This version incorporates a new expected loss impairment model and some minor amendments to the classification and measurement of financial assets. The methodology for calculating the allowance for loan impairment will be modified as of January 1, 2018. In this regard, the Company estimates an approximate increase of 18% over the aforementioned forecast.

IFRIC 23 “Uncertainty over Income Tax treatments”: In June 2017, the IASB issued IFRIC 23, which clarifies the application of IAS 12 where there is uncertainty over income tax treatments. In accordance with the interpretation, an entity is required to reflect the impact of the uncertain tax treatment using the method that best predicts the resolution of the uncertainty, using either the most likely amount method or the expected value method. Additionally, the entity is required to assume that the tax authority will examine the uncertain treatments and have full knowledge of all the related relevant information when assessing the tax treatment over income tax. The interpretation is effective for annual periods beginning on or after January 1, 2019, although early adoption is permitted. The Company is currently analyzing the impact of the application of IFRIC 23; nevertheless, it estimates that the application thereof will have no significant impact on the Company’s results of operations or its financial position.

IFRS 17 “Insurance Contracts”: In May 2017, the IASB issued IFRS 17, which replaces IFRS 4 - an interim standard issued in 2004 that allowed entities to account for insurance contracts using their local accounting requirements, resulting in multiple application approaches. IFRS 17 establishes the principles for the recognition, measurement, presentation, and disclosure of insurance contracts, and applies to annual periods beginning on or after January 1, 2021, with early adoption permitted if entities also apply IFRS 9 and IFRS 15. The Company is currently analyzing the impact of the application of IFRS 17; nevertheless, it estimates that the application thereof will have no impact on the Company’s results of operations or its financial position.

IFRS 16 “Leases”: On January 13, 2016, the IASB published IFRS 16, which replaces the current guidance in IAS 17. The standard defines a lease as a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration. The standard requires the recognition of a lease liability that reflects future lease payments and a ‘right-of-use asset’ for almost all lease contracts. This is a significant change compared to IAS 17 under which lessees were required to make a distinction between a finance lease (reported on the balance sheet) and an operating lease (off balance sheet). IFRS 16 contains an optional exemption for certain short-term leases and leases of low-value assets; however, this exemption can only be applied by lessees. IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019. The Company is currently assessing the impact of these new standards and amendments.

IFRS 2 “Share based payments”: In June 2016, an amendment was published to clarify the measurement basis for cash-settled, share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to the principles in IFRS 2 that will require an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment and pay that amount to the tax authority. The amendment is effective for annual periods beginning on or after January 1, 2018. The Company is currently assessing the impact of these new standards and amendments.

IFRS 15 “Revenue from contracts with customers”: It was issued in May 2014 and is effective, as subsequently modified in September 2015, for annual periods beginning on or after January 1, 2018. It deals with the principles for the recognition of revenue and sets disclosure requirements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. The core principle implies the recognition of revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company is currently assessing the impact of these new standards and amendments.

Note	4.2 | Property, plant and equipment

Additions have been valued at acquisition cost, net of the related accumulated depreciation. Depreciation has been calculated by applying the straight-line method over the remaining useful life of the assets, which was determined on the basis of engineering studies.

In accordance with the provisions of IAS 23, borrowing costs in relation to any given asset are to be capitalized when such asset is in the process of production, construction, assembly or completion, and such processes, due to their nature, take long periods of time; those processes are not interrupted; the period of production, construction, assembly or completion does not exceed the technically required period; the necessary activities to put the asset in condition to be used or sold are not substantially complete; and the asset is not in condition so as to be used in the production or startup of other assets, depending on the purpose pursued with its production, construction, assembly or completion.

Subsequent costs (major maintenance and reconstruction costs) are either included in the value of the assets or recognized as a separate asset, only if it is probable that the future benefits associated with the assets will flow to the Company, being it possible as well that the costs of the assets may be measured reliably and the investment will improve the condition of the asset beyond its original state. The other maintenance and repair expenses are recognized in profit or loss in the year in which they are incurred.

In accordance with the Concession Agreement, the Company may not pledge the assets used in the provision of the public service nor grant any other security interest thereon in favor of third parties, without prejudice to the Company’s right to freely dispose of those assets which in the future may become inadequate or unnecessary for such purpose. This prohibition does not apply in the case of security interests granted over an asset at the time of its acquisition and/or construction as collateral for payment of the purchase and/or installation price. At December 31, 2017, the Company does not have pledged assets or rights in favor of third parties.

The residual value and the remaining useful lives of the assets are reviewed and adjusted, if appropriate, at the end of each fiscal year (reporting period).

Land is not depreciated.

Facilities in service: between 30 and 50 years

Furniture, tools and equipment: between 5 and 20 years

Construction in process is valued based on the degree of completion and is recorded at cost less any impairment loss, if applicable. Cost includes expenses attributable to the construction, including capitalized borrowing costs in accordance with IFRS and the Company’s accounting policies, when they are part of the cost incurred for the purposes of acquisition, construction or production of property, plant and equipment which require considerable time until they are in condition to be used. Borrowing costs are no longer capitalized when the asset has been substantially finished or its development has been suspended. These assets begin to be depreciated when they are in economic condition to be used.

Gains and losses from the sale of Property, plant and equipment are calculated by comparing the price collected with the carrying amount of the asset, and are recognized within Other operating expense or Other operating income in the Statement of Comprehensive Income.

The valuation of property, plant and equipment, taken as a whole, does not exceed its recoverable value. At the date of issuance of these financial statements, the Company has not tested its fixed assets since there have been no impairment indicators. (Note 6.c).

Note	4.3 | Interests in joint ventures

The Company accounts for its investment in joint ventures in accordance with the equity method. Under this method, the interest is initially recognized at cost and subsequently adjusted by recognizing the Company’s share in the profit or loss obtained by the joint venture, after acquisition date. The Company recognizes in profit or loss its share of the joint venture’s profit or loss and in other comprehensive income its share of the joint venture’s other comprehensive income.

When the Company carries out transactions in the joint ventures, the unrealized gains and losses are eliminated in accordance with the percentage interest held by the Company in the jointly controlled entity.

The joint ventures’ accounting policies have been modified, if applicable, to ensure consistency with the policies adopted by the Company.

Furthermore, taking into account that the interests in joint ventures are not regarded as significant balances, the disclosure requirements of IFRS 12 have not been made.

Note	4.4 | Revenue recognition

a.	Revenue from sales

Revenue is measured at the fair value of the consideration collected or to be collected, taking into account the estimated amount of any discount, thus determining the net amounts.

Revenue from the electricity provided by the Company to low-income areas and shantytowns is recognized to the extent that a renewal of the Framework Agreement is formalized for the period in which the service was rendered. At the date of issuance of these financial statements, the Company’s Board of Directors is negotiating with the Federal and Provincial Governments the signing of the respective agreements.

Revenue from operations is recognized on an accrual basis and derives mainly from electricity distribution. Such revenue includes both the electricity supplied, whether billed or unbilled at the end of each year, which has been valued on the basis of applicable tariffs (except for the precautionary measures stated in Note 2.c).VI – Financial Statements as of December 31, 2016), and the charges resulting from the application of ENRE Resolution No. 347/12 (Note 2.c).V).

The Company also recognizes revenue from other concepts included in distribution services, such as new connections, reconnections, rights of use on poles, transportation of electricity to other distribution companies, etc.

The aforementioned revenue from operations was recognized when all of the following conditions were met:

1.	the entity transferred to the buyer the significant risks and rewards;

2.	the amount of revenue was measured reliably;

3.	it is probable that the economic benefits associated with the transaction will flow to the entity;

4.	the costs incurred or to be incurred, in respect of the transaction, were measured reliably.

b.	Interest income

Interest income is recognized by applying the effective interest rate method. Interest income is recorded in the accounting on a time basis by reference to the principal amount outstanding and the applicable effective rate.

Interest income is recognized when it is probable that the economic benefits associated with the transaction will flow to the Company and the amount of the transaction can be measured reliably.

Note	4.5 | Effects of the changes in foreign currency exchange rates

a.	Functional and presentation currency

The information included in the financial statements is measured using the Company’s functional currency, which is the currency of the main economic environment in which the entity operates. The financial statements are measured in pesos (legal currency in Argentina), which is also the presentation currency.

b.	Transactions and balances

Foreign currency denominated transactions and balances are translated into the functional and presentation currency using the rates of exchange prevailing at the date of the transactions or revaluation, respectively. The gains and losses generated by foreign currency exchange differences resulting from each transaction and from the translation of monetary items valued in foreign currency at the end of the year are recognized in the Statement of Income.

The foreign currency exchange rates used are: the bid price for monetary assets, the offer price for monetary liabilities, and the specific exchange rate for foreign currency denominated transactions.

Note	4.6 | Trade and other receivables

a.	Trade receivables

The receivables arising from services billed to customers but not collected as well as those arising from services rendered but unbilled at the closing date of each year are recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

The receivables from electricity supplied to low-income areas and shantytowns are recognized, also in line with revenue, when the Framework Agreement has been renewed for the period in which the service was provided.

The amounts thus determined are net of an allowance for the impairment of receivables. Any debt arising from the bills for electricity consumption that remain unpaid 7 working days after their due dates for small-demand (T1) customers, medium and large-demand (T2 and T3) customers is considered a delinquent balance. The uncollectibility rate is determined per customer category based on the historical comparison of collections made and delinquent balances of each customer group.

Additionally, and faced with temporary and/or exceptional situations, the Company’s Management may redefine the amount of the allowance, specifying and supporting the criteria used in all the cases.

b.	Other receivables

Other receivables are initially recognized at fair value (generally the original billing/settlement amount) and subsequently measured at amortized cost, using the effective interest rate method, and when significant, adjusted by the time value of money. The Company records impairment allowances when there is objective evidence that the Company will not be able to collect all the amounts owed to it in accordance with the original terms of the receivables.

The rest of the other receivables have been initially recognized at amount paid.

Note	4.7 | Inventories

Inventories are valued at the lower of acquisition cost and net realizable value.

They are valued based on the purchase price, import duties (if applicable), and other taxes (that are not subsequently recovered by tax authorities), and other costs directly attributable to the acquisition of those assets.

Cost is determined by applying the weighted average price (WAP) method.

The Company has classified inventories into current and non-current depending on whether they will be used for maintenance or capital expenditures and on the period in which they are expected to be used. The non-current portion of inventories is disclosed in the “Property, plant and equipment” account.

Note	4.8 | Financial assets

The Company has adopted phase 1 of IFRS 9 as from the date of transition.

Note	4.8.1 | Classification

The Company classifies financial assets into the following categories: those measured at amortized cost and those subsequently measured at fair value. This classification depends on whether the financial asset is an investment in a debt or an equity instrument. In order for a financial asset to be measured at amortized cost, the two conditions described below must be met. All other financial assets are measured at fair value. IFRS 9 requires that all investments in equity instruments be measured at fair value.

a.	Financial assets at amortized cost

Financial assets are measured at amortized cost if the following conditions are met:

i.	the objective of the Company’s business model is to hold the assets to collect the contractual cash flows; and

ii.	the contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on principal.

b.	Financial assets at fair value

If any of the above-detailed conditions is not met, financial assets are measured at fair value through profit or loss.

All investments in equity instruments are measured at fair value. For those investments that are not held for trading, the Company may irrevocably elect at the time of their initial recognition to present the changes in the fair value in other comprehensive income. The Company’s decision was to recognize the changes in fair value in profit or loss.

The Company reclassifies financial assets if and only if its business model to manage financial assets is changed.

Note	4.8.2 | Recognition and measurement

The regular way purchase or sale of financial assets is recognized on the trade date, i.e. the date on which the Company agrees to acquire or sell the asset. Financial assets are derecognized when the rights to receive the cash flows from the investments have expired or been transferred and the Company has transferred substantially all the risks and rewards of the ownership of the assets.

Financial assets are initially recognized at fair value plus, in the case of financial assets not measured at fair value through profit or loss, transaction costs that are directly attributable to the acquisition thereof.

The gains or losses generated by investments in debt instruments that are subsequently measured at fair value and are not part of a hedging transaction are recognized in profit or loss. Those generated by investments in debt instruments that are subsequently measured at amortized cost and are not part of a hedging transaction are recognized in profit or loss when the financial asset is derecognized or impaired and by means of the amortization process using the effective interest rate method.

The Company subsequently measures all the investments in equity instruments at fair value. Dividends arising from these investments are recognized in profit or loss to the extent that they represent a return on the investment.

Note	4.8.3 | Impairment of financial assets

At the end of each annual reporting period, the Company assesses whether there is objective evidence that the value of a financial asset or group of financial assets measured at amortized cost is impaired. The value of a financial asset or group of financial assets is impaired, and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”), and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably measured.

Impairment tests may include evidence that the debtors or group of debtors are undergoing significant financial difficulties, have defaulted on interest or principal payments or made them after they had come due, the probability that they will enter bankruptcy or other financial reorganization, and when observable data indicate that there is a measurable decrease in the estimated future cash flows, such as changes in payment terms or in the economic conditions that correlate with defaults.

In the case of financial assets measured at amortized cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced and the amount of the impairment loss is recognized in the Statement of Income.

Note	4.8.4 | Offsetting of financial instruments

Financial assets and liabilities are offset, and the net amount reported in the Statement of Financial Position, when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Note	4.9 | Derivative financial instruments

Derivative financial instruments are initially recognized at fair value on the date on which the respective contract is signed. Subsequently to the initial recognition, they are remeasured at their fair value. The method for recognizing the resulting loss or gain depends on whether the derivative has been designated as a hedging instrument and, if that is the case, on the nature of the item being hedged. As of December 31, 2017 and 2016, the economic impact of these transactions is recorded in the Other financial expense account of the Statement of Comprehensive Income.

At the date of issuance of these financial statements the Company has not entered into futures contracts.

As of December 31, 2017, the economic impact of the transactions carried out in the fiscal year resulted in a loss of $ 21.1 million, which is recorded in the Other financial expense account of the Statement of Comprehensive Income.

Note	4.10 | Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less from their acquisition date, with significant low risk of change in value.

i.	Cash and banks in local currency: at nominal value.

ii.	Cash and banks in foreign currency: at the exchange rates in effect at the end of the year.

iii.	Money market funds, which have been valued at the prevailing market price at the end of the year. Those that do not qualify as cash equivalents are disclosed in the Financial assets at fair value through profit or loss account.

Note	4.11 | Equity

Changes in this account have been accounted for in accordance with the corresponding legal or statutory regulations and the decisions adopted by the shareholders’ meetings.

a.	Share capital

Share capital represents issued capital, which is comprised of the contributions committed and/or made by the shareholders, represented by shares, including outstanding shares at nominal value.

b.	Treasury stock

The Treasury stock account represents the nominal value of the Company’s own shares acquired by the Company.

c.	Other comprehensive income

Represents recognition, at the end of the year, of the actuarial losses associated with the Company’s employee benefit plans.

d.	Retained earnings

Retained earnings are comprised of profits or accumulated losses with no specific appropriation. When positive, they may be distributed, if so decided by the Shareholders’ Meeting, to the extent that they are not subject to legal restrictions. Retained earnings are comprised of previous year results that have not been distributed, amounts transferred from other comprehensive income and prior year adjustments due to the application of accounting standards.

Note	4.12 | Trade and other payables

a.	Trade payables

Trade payables are payment obligations with suppliers for the purchase of goods and services in the ordinary course of business. Trade payables are classified as current liabilities if payments fall due within one year or in a shorter period of time. Otherwise, they are classified as non-current liabilities.

Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

b.	Customer deposits

Customer deposits are initially recognized at amount paid and subsequently measured at amortized cost using the effective interest rate method.

In accordance with the Concession Agreement, the Company is allowed to receive customer deposits in the following cases:

i.	When the power supply is requested and the customer is unable to provide evidence of his legal ownership of the premises;

ii.	When service has been suspended more than once in one-year period;

iii.	When the power supply is reconnected and the Company is able to verify the illegal use of the service (fraud).

iv.	When the customer is undergoing liquidated bankruptcy or reorganization proceedings.

The Company has decided not to request customer deposits from residential tariff customers.

Customer deposits may be either paid in cash or through the customer’s bill and accrue monthly interest at a specific rate of BNA for each customer category.

When the conditions for which the Company is allowed to receive customer deposits no longer exist, the customer’s account is credited for the principal amount plus any interest accrued thereon, after deducting, if appropriate, any amounts receivable which the Company has with the customer.

c.	Customer contributions

Refundable: The Company receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements and the provisions of ENRE Resolution No. 215/12. These contributions are initially recognized at fair value as Property, plant and equipment, with the corresponding credit in trade payables, which are subsequently measured at amortized cost using the effective interest rate method

d.	Other payables

The other payables recorded in Other Payables, including the loans for consumption (mutuums) with CAMMESA (Note 2.c).IV Financial Statements as of December 31, 2016), the Payment agreement with the ENRE (Note 2.e).IV) and the advances for the execution of works, are initially recognized at fair value and subsequently measured at amortized cost.

The recorded liabilities for the debts with the FOTAE, the penalties accrued, whether imposed or not yet issued by the ENRE (Note 2.e)), and other provisions are the best estimate of the settlement value of the present obligation in the framework of IAS 37 provisions at the date of these financial statements.

The balances of ENRE Penalties and Discounts are adjusted in accordance with the regulatory framework applicable thereto and are based on the Company’s estimate of the outcome of the renegotiation process described in Note 2, whereas the balances of the loans for consumption (mutuums) are adjusted by a rate equivalent to the monthly average yield obtained by CAMMESA from its short-term investments.

Note	4.13 | Borrowings

Borrowings are initially recognized at fair value, net of direct costs incurred in the transaction. Subsequently, they are measured at amortized cost; any difference between the funds obtained (net of direct costs incurred in the transaction) and the amount to be paid at maturity is recognized in profit or loss during the term of the borrowings using the effective interest rate method.

Note	4.14 | Deferred revenue

Non-refundable customer contributions: The Company receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements. In accordance with IFRIC 18, the assets received are recognized by the Company as Property, plant and equipment with a contra-account in deferred revenue, the accrual of which depends on the nature of the identifiable services, in accordance with the following:

·            customer connection to the network: revenue is accrued until such connection is completed;

·            continuous provision of the electric power supply service: revenue is initially deferred and recognized over the shorter of the useful life of the asset and the term for the provision of the service.

Note	4.15 | Employee benefits

·	Benefit plans

The Company operates various benefit plans. Usually, benefit plans establish the amount of the benefit the employee will receive at the time of retirement, generally based on one or more factors such as age, years of service and salary.

The liability recognized in the Statement of Financial Position in respect of benefit plans is the present value of the benefit plan obligation at the closing date of the year, together with the adjustments for past service costs and actuarial gains or losses. The benefit plan obligation is calculated annually by independent actuaries in accordance with the projected unit credit method. The present value of the benefit plan obligation is determined by discounting the estimated future cash outflows using actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits. The benefit plans are not funded.

The group’s accounting policy for benefit plans is as follow:

a.	Past service costs are recognized immediately in profit or loss, unless the changes to the benefit plan are conditional on the employees’ remaining in service for a specified period of time (the vesting period). In this case, past service costs are amortized on a straight-line basis over the vesting period.

b.	Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in other comprehensive income in the period in which they arise.

·	The Company’s Share-based Compensation Plan

The Company has share-based compensation plans under which it receives services from some employees in exchange for the Company’s shares. The fair value of the employee services received is recognized as an operating expense in the “Salaries and social security taxes” line item. The total expense is determined by reference to the fair value of the shares granted, and charged to profit or loss in the vesting period, or immediately if vested at the grant date.”

Note	4.16 | Income tax and tax on minimum presumed income

a.	Deferred income tax

The income tax is recognized in profit or loss, other comprehensive income or in equity depending on the items from which it originates.

The deferred tax is recognized, in accordance with the liability method, on the temporary differences arising between the tax base of assets and liabilities and their carrying amounts in the statement of financial position. However, no deferred tax liability is recognized if such difference arises from the initial recognition of goodwill, or from the initial recognition of an asset or liability other than in a business combination, which at the time of the transaction affected neither the accounting nor the taxable profit.

The deferred tax is determined using the tax rate that is in effect at the date of the financial statements and is expected to apply when the deferred tax assets are realized or the deferred tax liabilities are settled.

Deferred tax assets and liabilities are offset if the Company has a legally enforceable right to offset recognized amounts and when deferred tax assets and liabilities relate to income tax levied by the same tax authority on the same taxable entity. Deferred tax assets and liabilities are stated at their undiscounted value.

Deferred tax assets are recognized only to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.

b.	Tax on minimum presumed income

The Company determines the tax on minimum presumed income by applying the current rate of 1% on its taxable assets at year-end. The tax on minimum presumed income and the income tax complement each other. The Company’s tax obligation for each year will be equal to the higher of these taxes. However, should the tax on minimum presumed income exceed income tax in any given fiscal year, such excess may be computed as a payment on account of any excess of income tax that may arise in any of the ten subsequent fiscal years.

Minimum presumed income tax assets and liabilities have not been discounted.

The Company has recognized the minimum presumed income tax paid in previous years as a receivable, as it estimates that in future fiscal years it may be computed as a payment on account of the income tax.

Note	4.17 | Lease of use

The leases of use in which a significant portion of the risks and rewards of ownership is retained by the lessor are classified as operating. At present, the Company only has leases of use contracts that are classified as operating.

a.	As leasee

The payments with respect to operating leases of use are recognized as operating expenses in the Statement of Comprehensive Income on a straight-line basis throughout the term of the assignment.

b.	As lessor

The leasee of use in which the Company does not transfer substantially all the risks and rewards of the ownership of the asset are classified as operating leasse of use.

The collections with respect to operating leasee of use are recognized as income in the Statement of Comprehensive Income on a straight-line basis throughout the term of the assignment.

Note	4.18 | Provisions and contingencies

Provisions have been recognized in those cases in which the Company is faced with a present obligation, whether legal or constructive, that has arisen as a result of a past event, whose settlement is expected to result in an outflow of resources, and the amount thereof can be estimated reliably.

The amount recognized as provisions is the best estimate of the expenditure required to settle the present obligation, at the end of the reporting year, taking into account the corresponding risks and uncertainties. When a provision is measured using the estimated cash flow to settle the present obligation, the carrying amount represents the present value of such cash flow. This present value is obtained by applying a pre-tax discount rate that reflects market conditions, the time value of money and the specific risks of the obligation.

The provisions included in liabilities have been recorded to face contingent situations that could result in future payment obligations. To estimate the amount of provisions and the likelihood of an outflow of resources, the opinion of the Company’s legal advisors has been taken into account.

Note	4.19 | Balances with related parties

Receivables and payables with related parties are initially recognized at fair value and subsequently measured at amortized cost in accordance with the terms agreed upon by the parties involved.

Note	4.20 | Higher costs and income recognition

The recognition of higher costs (Note 2.c).IV Financial Statementes as of December 31, 2016) not transferred to the tariff, the recognition established by SEE Resolution No. 32/15 (Note 2.c).VII Financial Statementes as of December 31, 2016), as well as the recognition of income due to the effect of the provisional remedies related to Pilar and La Matanza localities (Note 2.c).VIII Financial Statementes as of December 31, 2016) fall within the scope of IAS 20 inasmuch as they imply a compensation to cover the expenses and afford the investments associated with the normal provision of the public service, object of the concession.

Their recognition is made at fair value when there is reasonable assurance that they will be collected and the conditions attached thereto have been complied with, i.e. provision of the service in the case of the recognition established in SEE Resolution No. 32/15, and the ENRE’s approval and the SEE’s recognition, by means of a Note or Resolution, in the case of the recognition of higher costs.

As for the income deriving from the funds to which SEE Resolution No. 745/05 refers, it was recognized on the basis of amounts billed.

Such concepts have been disclosed in the “Income recognition on account of the RTI - SEE Resolution N° 32/15”, “higher cost recognition – SEE Resolution N° 250/13 and subsequent Notes”, and “Recognition of income – provisional remedies – ME&M Note 2016-04484723” line items of the Statement of Comprehensive Income as of December 31, 2016, recognizing the related tax effects. There have been no unfulfilled conditions or any other related contingencies.